UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21601

PIMCO Floating Rate Strategy Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna 1345 Avenue of the Americas, New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2009

Date of reporting period:	April 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Floating Rate Strategy Fund Schedule of Investments

April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—52.1%
Banking—7.8%
$3,400	American Express Bank, 0.563%, 5/29/12, FRN	A2/A+	$2,846,694
4,481	American Express Centurion Bank, 0.61%, 6/12/12, FRN	A2/A+	3,738,669
	Bank of America Corp. (h),
11,100	8.00%, 1/30/18	B3/BB-	6,314,457
6,900	8.125%, 5/15/18	B3/BB-	3,927,273
1,400	HBOS PLC, 6.75%, 5/21/18 (a)(d)	Baa1/A-	1,032,605
3,500	National City Bank, 1.383%, 6/18/10, FRN	Aa3/A+	3,366,835
3,500	NB Capital Trust II, 7.83%, 12/15/26	Baa3/BB-	2,157,477
£3,911	Royal Bank of Scotland PLC, 9.370%, 4/6/11, FRN (f)	NR/NR	2,301,181
$700	UBS AG, 2.158%, 7/1/10	NR/NR	700,016
13,000	Wachovia Bank N.A., 1.65%, 3/15/16, FRN	Aa3/AA	8,150,805
			34,536,012
Financial Services—38.3%
2,570	American Express Credit Corp., 0.558%, 2/24/12, FRN	A2/A	2,119,191
	American General Finance Corp., FRN,
1,625	1.518%, 8/17/11	Baa2/BB+	656,178
8,450	1.57%, 12/15/11	Baa2/BB+	3,219,729
3,500	Chukchansi Economic Dev. Auth., 6.095%, 11/15/12, FRN (a)(b)(d)	B3/B+	1,505,000
	CIT Group, Inc.,
13,000	1.322%, 4/27/11, FRN	Ba2/BBB-	8,088,652
350	4.75%, 12/15/10	Ba2/BBB-	259,206
2,950	5.20%, 6/1/15	Ba2/BBB-	1,629,571
3,400	5.40%, 2/13/12	Ba2/BBB-	2,093,451
1,350	5.60%, 4/27/11	Ba2/BBB-	905,444
1,350	5.60%, 11/2/11	Ba2/BBB-	891,932
200	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Baa3/CC	122,012
	Citigroup, Inc.,
100	6.50%, 8/19/13	A3/A	91,376
31,150	8.40%, 4/30/18, FRN (h)	Ca/C	20,874,238
	Ford Motor Credit Co. LLC,
5,500	3.889%, 1/13/12, FRN	Caa1/CCC+	3,939,375
7,000	7.25%, 10/25/11	Caa1/CCC+	5,743,451
3,000	7.80%, 6/1/12	Caa1/CCC+	2,326,767
	General Electric Capital Corp., FRN,
1,400	1.356%, 10/6/15	Aa2/AA+	999,338
1,450	2.151%, 5/22/13	Aa2/AA+	1,209,029
	General Motors Acceptance Corp. LLC,
3,000	3.461%, 12/1/14, FRN	C/CCC	1,308,750
5,500	6.00%, 12/15/11	C/CCC	3,550,838
3,000	6.75%, 12/1/14	C/CCC	1,923,960
3,575	6.875%, 9/15/11	C/CCC	2,861,730
3,375	6.875%, 8/28/12	C/CCC	2,465,883
1,500	7.00%, 2/1/12	C/CCC	1,125,771
	Goldman Sachs Group, Inc., FRN,
6,700	1.416%, 2/6/12	A1/A	6,108,517
7,000	1.677%, 3/22/16	A1/A	5,277,384
	International Lease Finance Corp.,
3,000	1.469%, 5/24/10, FRN	Baa2/BBB+	2,623,731
1,350	4.75%, 1/13/12	Baa2/BBB+	892,438

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services (continued)
$2,785	4.875%, 9/1/10	Baa2/BBB+	$2,429,191
1,350	5.125%, 11/1/10	Baa2/BBB+	1,111,246
1,350	5.30%, 5/1/12	Baa2/BBB+	910,852
1,350	5.35%, 3/1/12	Baa2/BBB+	933,866
1,350	5.45%, 3/24/11	Baa2/BBB+	1,043,522
17,560	5.625%, 9/15/10	Baa2/AA	15,142,199
4,950	5.625%, 9/20/13	Baa2/BBB+	2,792,434
5,950	6.625%, 11/15/13	Baa2/BBB+	3,720,011
5,500	JPMorgan Chase & Co., 7.90%, 4/30/18 (h)	A2/BBB+	4,194,234
2,500	Lehman Brothers Holdings, Inc., 7.50%, 5/11/38 (e)	NR/NR	250
7,500	Merrill Lynch & Co., Inc., 3.472%, 5/12/10, FRN	A2/A	7,227,315
	Morgan Stanley, FRN,
10,200	1.357%, 1/18/11	A2/A	9,505,584
3,500	1.399%, 1/9/12	A2/A	3,061,664
7,450	1.611%, 10/15/15	A2/A	5,638,234
2,000	3.338%, 5/14/10	A2/A	1,953,188
	SLM Corp.,
20,350	1.322%, 10/25/11, FRN	Baa2/BBB-	13,776,177
2,000	4.50%, 7/26/10	Baa2/BBB-	1,745,286
	Universal City Florida Holding Co.,
9,000	5.778%, 5/1/10, FRN	Caa2/B-	5,625,000
1,000	8.375%, 5/1/10	Caa2/B-	625,000
5,500	Wells Fargo Capital XIII, 7.70%, 3/26/13 (h)	B2/A	3,522,618
			169,770,813
Insurance—5.3%
5,000	AIG Life Holdings US, Inc., 7.50%, 8/11/10	A3/A-	4,022,800
1,600	AIG SunAmerica Global Financing VI, 6.30%, 5/10/11 (a)(d)	A1/A+	1,265,306
	American International Group, Inc.,
12,600	1.217%, 10/18/11, FRN	A3/A-	6,167,158
3,400	1.388%, 3/20/12, FRN	A3/NR	1,505,037
2,500	4.70%, 10/1/10	A3/A-	1,462,657
13,600	5.45%, 5/18/17	A3/A-	4,742,606
1,450	8.175%, 5/15/68, (converts to FRN on 5/15/38) (a)(d)	Ba2/BBB	166,910
£2,400	8.625%, 5/22/68, (converts to FRN on 5/22/18) (b)	Ba2/BBB	168,925
	Residential Reins Ltd., FRN (a)(b)(d),
$3,000	8.511%, 6/7/10	NR/BB	2,915,700
1,200	9.011%, 6/7/10	NR/BB+	1,148,400
			23,565,499
Paper/Paper Products—0.6%
7,500	Verso Paper Holdings LLC, 4.778%, 8/1/14, FRN	B2/B+	2,568,750

Telecommunications—0.1%
8,750	Hawaiian Telcom Communications, Inc., 9.948%, 5/1/13, FRN (e)	NR/NR	218,750
	Total Corporate Bonds & Notes (cost—$281,333,302)		230,659,824

SENIOR LOANS (a)(c)—14.7%
Advertising—0.5%
	PagesJaunes Groupe S.A. (b),
€2,180	3.913%, 1/11/15, Term B		1,165,019
€2,180	3.913%, 1/11/16, Term C		1,182,494
			2,347,513

Principal
Amount
(000)			Value*
Automotive—0.5%
		Ford Motor Corp.,
$610		3.46%, 12/16/13, Term B	$386,649
178		4.14%, 12/16/13	112,797
2,435		General Motors Corp., 8.00%, 11/29/13	1,600,856
			2,100,302
Automotive Products—0.6%
		Cooper Standard Automotive, Inc.,
723		3.75%, 12/31/11, Term B	238,700
1,807		3.75%, 12/31/11, Term C	596,314
		Delphi Corp. (b),
351		7.25%, 6/30/09	298,645
8,000		8.50%, 6/30/09	1,360,000
			2,493,659
Banking—0.9%
		Aster Co., Ltd. (b),
€1,800		3.945%, 9/19/13, Term B	1,135,954
$3,638		4.013%, 9/19/13, Term B	1,912,659
2,214		4.013%, 9/19/14, Term C	1,164,240
			4,212,853
Chemicals—0.4%
		Brenntag AG,
€170		4.572%, 12/23/13	177,613
€198		4.572%, 12/23/13, Term B	206,598
		INEOS Group Ltd.,
$1		7.501%, 10/7/13, Term B	800
1		8.001%, 10/7/14, Term C	786
€1,569		MacDermid, Inc., 3.394%, 4/12/14 (b)	1,297,438
			1,683,235
Commercial Products—0.3%
		iPayment, Inc. (b),
$320		2.447%, 12/27/12	217,864
513		2.489%, 12/27/12	348,946
1,010		3.232%, 12/27/12	686,602
			1,253,412
Computer Software—1.0%
€—	(g)	Infor Global Solutions, 4.894%, 8/1/12, Term EU (b)	76
$7,000		Trilogy International, Inc., 4.72%, 6/27/12 (b)	4,357,500
			4,357,576
Consumer Products—0.5%
3,000		National Mentor, Inc., 3.64%, 6/29/12 (b)	2,045,001

Containers & Packaging—0.0%
		Graphic Packaging International Corp.,
3		2.509%, 5/3/14	2,495
9		3.092%, 5/3/14	8,008

Principal
Amount
(000)		Value*
Containers & Packaging (continued)
$4	3.139%, 5/3/14	$3,518
12	3.208%, 5/3/14	11,010
		25,031
Diversified Manufacturing—0.8%
9,421	Grant Forest Products, 9.813%, 9/16/13 (b)	612,362
	KION Group GmbH (b),
3,000	2.518%, 12/20/14, Term B	1,023,750
3,000	3.018%, 12/20/15, Term C	1,023,750
	Linpac Mouldings Ltd. (b),
1,016	4.311%, 4/16/12, Term B	431,674
1,277	4.811%, 4/16/12, Term C	542,786
		3,634,322
Electronics—0.2%
€990	Sensata Technologies, Inc., 3.392%, 4/27/13 (b)	805,338

Energy—0.7%
$4,835	Headwaters, Inc., 6.22%, 4/30/11, Term B (b)	3,094,541

Entertainment—0.8%
	Revolution Studios LLC (b),
508	2.93%, 12/21/12, Term A	413,875
3,982	4.18%, 12/21/14, Term B	3,245,135
		3,659,010
Financial Services—2.8%
1,823	Chrysler Financial Corp., 4.46%, 8/3/12	1,354,471
	FCI S.A., Term B (b),
484	4.145%, 3/9/13	249,152
3,305	4.145%, 3/8/14	1,701,829
	One (b),
€3,250	3.723%, 2/4/16, Term B	3,240,698
€3,250	4.223%, 2/4/17, Term C	3,240,697
$2,500	Yell Finance BV, 3.428%, 2/10/13	1,290,178
€1,500	YellowBrix, Inc., 4.974%, 6/4/17 (b)	1,290,730
		12,367,755
Healthcare & Hospitals—0.4%
€3,000	ISTA, 8.872%, 6/15/16	1,825,816

Manufacturing—1.6%
$1,000	Boc Group, Inc., 6.268%, 11/30/14 (b)	330,000
	Bombardier, Inc., Term B (b),
3,239	3.61%, 6/26/13	1,651,833
4,141	3.77%, 6/26/13	2,111,838
	Lucite International Ltd., (b),
2,160	3.43%, 5/26/13, Term B	2,095,478
765	3.43%, 5/26/13, Term DD	742,050
313	TPF Generation, 3.32%, 12/15/13 (b)	293,308
		7,224,507

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Multi-Media—1.2%
$1,641	Insight Communications, 6.25%, 4/21/15 (b)		$769,371
	Local Insight Regatta Holdings, Inc.,
2,687	7.75%, 4/21/15, Term B (b)		1,259,328
	Seven Media Group, Term T,
AUD 7,150	5.365%, 12/28/12		2,613,419
AUD 1,712	6.267%, 12/28/12		625,748
			5,267,866
Printing/Publishing—0.5%
$7	RH Donnelley Corp., 6.75%, 6/30/11, Term D		4,810
	Tribune Co. (e),
4,151	5.00%, 6/4/24, Term X		1,212,132
4,975	5.25%, 6/4/24, Term B (b)		1,283,105
			2,500,047
Recreation—0.0%
4	Cedar Fair L.P., 2.428%, 8/30/12		3,224

Telecommunications—1.0%
5,642	Hawaiian Telcom Communications, Inc., 4.75%, 6/1/24, Term C (e)		2,825,758
2,000	Intelsat Ltd., 2.978%, 2/1/14		1,500,000
			4,325,758
	Total Senior Loans (cost—$131,460,077)		65,226,766

MORTGAGE-BACKED SECURITIES—3.4%
1,450	Bear Stearns Commercial Mortgage Securities Inc., 5.70%, 6/11/50, CMO	NR/AAA	1,179,828
2,900	Citigroup/Deutsche Bank Commercial Mortgage Trust,
	5.322%, 12/11/49, CMO	Aaa/AAA	2,169,316
4,000	Commercial Mortgage Pass Through Certificates, 5.306%, 12/10/46, CMO	Aaa/NR	3,072,600
1,900	Credit Suisse Mortgage Capital Certificates,
	6.425%, 2/15/41, CMO, VRN	NR/AAA	1,424,973
4,865	GS Mortgage Securities Corp. II, 5.56%, 11/10/39, CMO	Aaa/NR	4,012,979
730	JPMorgan Chase Commercial Mortgage Securities Corp.,
	5.44%, 6/12/47, CMO	Aaa/AAA	556,090
3,360	Morgan Stanley Capital I, 5.447%, 2/12/44, CMO, VRN	Aaa/AAA	2,619,982
	Total Mortgage-Backed Securities (cost—$12,872,009)		15,035,768

Shares
CONVERTIBLE PREFERRED STOCK—1.3%
Automotive—0.1%
270,600	General Motors Corp., 5.25%, 3/6/32, Ser. B	C/C	676,500

Banking—1.2%
6,000	Bank of America Corp., 7.25%, 12/31/49, Ser. L	B3/BB-	3,462,000
3,000	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L	B2/A	1,854,000
			5,316,000
	Total Convertible Preferred Stock (cost—$6,142,428)		5,992,500

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
ASSET-BACKED SECURITIES—0.1%
$467	CIT Group Home Equity Loan Trust, 0.708%, 6/25/33, FRN (cost—$467,626)	Aaa/AAA	$314,315

Shares
COMMON STOCK—0.1%
Automotive Products—0.1%
81,383	Dura Automotive Systems, Inc. (f)(j) (cost—$1,317,433)		223,803

PREFERRED STOCK—0.0%
Automotive Products—0.0%
20,275	Dura Automotive Systems, Inc., zero coupon (f)(j) (cost—$2,000,000)	NR/NR	10,138

Principal
Amount
(000)
SHORT-TERM INVESTMENTS—28.3%
Corporate Notes—14.1%
Banking—0.9%
$4,050	American Express Bank FSB, 0.507%, 10/20/09, FRN	NR/A	3,937,778

Financial Services—13.1%
	American General Finance Corp.,
14,200	1.311%, 3/2/10, FRN	Baa2/NR	8,983,048
9,786	4.625%, 5/15/09	Baa2/BB+	9,628,827
12,250	CIT Group, Inc., 1.451%, 3/12/10, FRN	Ba2/BBB-	9,718,721
8,755	Ford Motor Credit Co. LLC, 7.375%, 10/28/09	Caa1/CCC+	8,407,943
	General Motors Acceptance Corp. LLC,
4,725	2.488%, 5/15/09, FRN	C/CCC	4,671,844
5,800	5.625%, 5/15/09	C/CCC	5,737,604
	International Lease Finance Corp.,
7,000	1.531%, 1/15/10, FRN	Baa2/BBB+	6,347,173
1,932	4.55%, 10/15/09	Baa2/BBB+	1,872,589
1,350	4.75%, 7/1/09	Baa2/BBB+	1,319,606
1,350	5.00%, 4/15/10	Baa2/BBB+	1,210,387
			57,897,742
Insurance—0.1%
700	American International Group, Inc., 0.503%, 6/16/09, FRN (a)(d)	A3/A-	631,750
	Total Corporate Notes (cost—$64,199,313)		62,467,270

U.S. Treasury Bills (i)—10.9%
48,260	0.07%-0.16%, 5/7/09-6/4/09 (cost—$48,258,128)		48,258,128

Repurchase Agreements—3.3%
14,700	Barclays Bank, dated 4/30/09, 0.19%, due 5/1/09, proceeds $14,700,078; collateralized by Fannie Mae, 5.50%, due 8/1/37, valued at $15,154,664 including accrued interest (cost—$14,700,000)		14,700,000

	Total Short-Term Investments (cost—$127,157,441)		125,425,398
	Total Investments (cost—$562,750,316)—100.0%		$442,888,512

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued on the last business day of each week using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined weekly on the last business day of the week that the NYSE is open for trading, generally as of close of regular trading (normally, 4:00 p.m. Eastern time).

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $73,892,437, representing 16.68% of total investments.
(b)	Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2009.

(d)

144A Security—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	In default.
(f)	Fair-Valued—Securities with an aggregate value of $2,535,122, representing 0.57% of total investments.
(g)	Principal amount less than €500.
(h)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.
(i)	All or partial amount segregated as collateral for swaps.
(j)	Non-income producing.

Glossary:

AUD—Australian Dollar

£—British Pound

CMO—Collateralized Mortgage Obligation

€—Euro

FRN—Floating Rate Note.  The interest rate disclosed reflects the rate in effect on April 30, 2009.

LIBOR—London Inter-Bank Offered Rate

NR—Not Rated

VRN—Variable Rate Note.   Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).  The interest rate disclosed reflects the rate in effect on April 30, 2009.

Other Investments:

(a) Credit default swap agreements:

Buy protection swap contracts outstanding at April 30, 2009 (1):

	Notional Amount					Upfront
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Unrealized
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	Made by Fund	Value (5)	Paid	Depreciation
Goldman Sachs:
Host Marriott	$5,000	5.52%	12/20/09	(5.00)%	$(13,515)	$200,000	$(213,515)
Reliant Energy	5,000	8.31%	12/20/09	(3.20)%	138,372	655,000	(516,628)
					$124,857	$855,000	$(730,143)

Sell protection swap contracts outstanding at April 30, 2009 (2):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	Received by Fund	Value (5)	Paid(Received)	(Depreciation)
Bank of America:
General Electric	$3,500	6.85%	12/20/13	3.80%	$(364,762)	$—	$(364,762)
General Electric	4,000	6.85%	12/20/13	3.85%	(409,734)	—	(409,734)
Barclays Bank:
CIT Group	3,300	16.70%	12/20/13	5.00%	(958,967)	(841,500)	(117,467)
Ford Motor Credit	3,500	11.92%	6/20/09	5.00%	(14,378)	(525,000)	510,622
General Electric	1,500	6.85%	12/20/13	3.78%	(157,397)	—	(157,397)
BNP Paribas:
General Electric	10,200	6.85%	12/20/13	3.80%	(1,063,020)	—	(1,063,020)
General Electric	1,650	6.85%	12/20/13	4.60%	(124,857)	—	(124,857)
General Electric	1,700	6.85%	12/20/13	4.70%	(122,575)	—	(122,575)
Citigroup:
American Express	3,550	4.01%	12/20/13	4.25%	36,978	—	36,978
American Express	1,200	4.01%	12/20/13	4.30%	14,858	—	14,858
Chrysler Financial	1,000	— †	6/20/13	5.00%	(379,256)	(120,000)	(259,256)
General Electric	600	6.85%	12/20/13	4.25%	(52,896)	—	(52,896)
General Electric	4,200	6.85%	12/20/13	4.65%	(310,325)	—	(310,325)
General Electric	17,700	6.82%	3/20/14	4.05%	(1,728,457)	—	(1,728,457)
GMAC	1,350	16.51%	6/20/09	5.00%	(12,183)	(337,500)	325,317
Host Marriott	5,000	5.52%	12/20/09	1.70%	(110,284)	—	(110,284)
Qwest Capital Funding	6,000	6.15%	3/20/13	3.40%	(497,744)	—	(497,744)
Reliant Energy	5,000	8.31%	12/20/09	3.20%	(138,372)	—	(138,372)
SLM	6,550	13.44%	12/20/13	5.00%	(1,428,940)	(807,000)	(621,940)
Credit Suisse First Boston:
Dow Jones iTraxx	€7,235	10.10%	6/20/11	2.90%	(1,199,187)	26,795	(1,225,982)
General Motors	$5,000	211.97%	12/20/09	5.00%	(3,526,804)	(2,875,000)	(651,804)
Intelsat Bermuda	7,000	3.80%	3/20/10	3.21%	(9,379)	—	(9,379)
LCDX 12 Index	10,000	12.52%	6/20/14	5.00%	(1,824,727)	(2,030,000)	205,273
Samis	1,400	— †	12/20/09	2.15%	(21,932)	17,500	(39,432)
Deutsche Bank:
CIT Group	2,550	16.70%	12/20/13	5.00%	(741,020)	(675,750)	(65,270)
Ford Motor	1,000	32.34%	6/20/12	2.17%	(446,722)	—	(446,722)
General Electric	5,500	6.85%	12/20/13	3.82%	(569,272)	—	(569,272)
General Electric	700	6.85%	12/20/13	4.23%	(62,212)	—	(62,212)
General Electric	12,950	6.85%	12/20/13	4.70%	(933,729)	—	(933,729)
General Electric	8,300	6.85%	12/20/13	4.775%	(576,239)	—	(576,239)
General Motors	5,000	211.97%	12/20/09	5.00%	(3,526,804)	(2,850,000)	(676,804)
SLM	5,400	13.44%	12/20/13	5.00%	(1,178,057)	(756,000)	(422,057)
Goldman Sachs:
Dow Jones CDX HY-9 Index 25-35%	10,000	16.05%	12/20/12	3.01%	(3,602,879)	—	(3,602,879)
HCA	3,500	7.62%	9/20/13	3.00%	(463,642)	—	(463,642)
LCDX 12 Index	4,100	12.52%	6/20/14	5.00%	(748,138)	(832,300)	84,162
JPMorgan Chase:
Commercial Mortgage-Backed Index	9,000	4.59%	12/13/49	0.08%	(2,364,970)	(3,241,595)	876,625
Commercial Mortgage-Backed Index	7,350	4.62%	2/15/51	0.35%	(1,963,879)	(2,749,148)	785,269
Roundy’s	1,000	10.36%	9/20/11	4.00%	(118,695)	—	(118,695)
Merrill Lynch & Co.:
American Express	1,700	4.01%	12/20/13	4.40%	27,731	—	27,731
ARAMARK	1,000	4.23%	9/20/12	2.60%	(43,029)	—	(43,029)
ArvinMeritor	4,500	59.83%	12/20/09	2.25%	(1,295,665)	—	(1,295,665)
Dow Jones CDX HY-9 Index 25-35%	1,900	16.05%	12/20/12	3.51%	(656,696)	—	(656,696)
Dow Jones CDX HY-9 Index 25-35%	4,000	16.05%	12/20/12	3.81%	(1,347,337)	—	(1,347,337)
GMAC	6,600	16.51%	6/20/09	5.00%	(59,562)	(1,468,500)	1,408,938
GMAC	3,400	16.51%	9/20/09	5.00%	(114,751)	(102,000)	(12,751)
SLM	3,350	13.44%	12/20/13	5.00%	(730,832)	(469,000)	(261,832)
Wm. Wrigley Jr. Company	1,500	2.52%	9/20/13	2.80%	20,256	—	20,256
Morgan Stanley:
Biomet	3,000	5.46%	9/20/12	3.05%	(177,827)	—	(177,827)
Commercial Mortgage-Backed Index	7,350	4.62%	2/15/51	0.35%	(1,963,880)	(3,045,037)	1,081,157
Hanes Brands	2,000	4.35%	3/20/12	0.90%	(171,054)	—	(171,054)
SLM	3,400	13.20%	3/20/14	5.00%	(743,762)	(374,000)	(369,762)
UBS:
General Motors	7,000	211.97%	12/20/09	5.00%	(4,937,526)	(4,130,000)	(807,526)
					$(43,894,532)	$(28,185,035)	$(15,709,497)

†     Issuer in default.

€—Euro

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at April 30, 2009 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b)  Forward foreign currency contracts outstanding at April 30, 2009:

				Unrealized
		U.S. $ Value on	U.S. $ Value	Appreciation
	Counterparty	Origination Date	April 30, 2009	(Depreciation)
Purchased:
820,000 Australian Dollar settling 5/7/09	Royal Bank of Scotland PLC	$580,434	$602,330	$21,896
162,000 Euro settling 5/14/09	Royal Bank of Scotland PLC	210,627	214,659	4,032
4,300,000 Euro settling 5/14/09	UBS	5,606,813	5,697,730	90,917
Sold:
6,453,250 Australian Dollar settling 5/29/09	JPMorgan Chase & Co.	4,546,573	4,733,080	(186,507)
3,341,000 British Pound settling 5/21/09	Citigroup	4,918,370	4,950,590	(32,220)
16,431,000 Euro settling 5/14/09	Barclays Bank	21,787,506	21,771,956	15,550
177,000 Euro settling 5/14/09	JPMorgan Chase & Co.	232,551	234,535	(1,984)
				$(88,316)

(c) Reverse repurchase agreements:

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended April 30, 2009 was $50,306,217 at a weighted average interest rate of 2.02%.  At April 30, 2009, there were no open reverse repurchase agreements.

(d) At April 30, 2009, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Principal
Borrower	Amount
Eastman Kodak	$5,000,000

Fair Value Measurements—Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants.  The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access
•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the nine months ended April 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.  The Fund utilized the following fair value techniques on Level 3 investments: multi-dimensional relational pricing model and option adjusted spread pricing.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at April 30, 2009 in valuing the Fund’s investments carried at value:

			Other
	Investments in Securities		Financial
Valuation Inputs	Assets	Liabilities	Instruments
Level 1 - Quoted Prices	$5,316,000	$—	$—
Level 2 - Other Significant Observable Inputs	430,973,290	—	(16,249,524)
Level 3 - Significant Unobservable Inputs	6,599,222	—	(278,432)
Total	$442,888,512	$—	$(16,527,956)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) at April 30, 2009, is as follows:

			Other
	Investments in Securities		Financial
	Assets	Liabilities	Instruments
Beginning balance, 7/31/08	$9,640,720	$—	$(1,103,417)
Net purchases (sales) and settlements	(1,856,862)	—	1,024,263
Accrued discounts (premiums)	(1,137)	—	—
Total realized gain (loss)	(30,849)	—	—
Total change in unrealized appreciation/depreciation	(5,353,857)	—	(199,278)
Transfers in and/or out of Level 3	4,201,207	—	—
Ending balance, 4/30/09	$6,599,222	$—	$(278,432)
Net change in unrealized appreciation/ depreciation on investments held at 4/30/09	$(5,353,857)	$—	$(199,278)

Disclosures about Derivative Instruments and Hedging Activities-Effective February 1, 2009, the Fund adopted FASB Statement of Financial Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). This standard is an amendment to FASB Statement No. 133 (“FASB 133”), which expands the disclosure requirements of FAS 133 regarding an entity’s derivative instruments and hedging activities.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at April 30, 2009:

Derivatives Fair Value
Interest rate contracts	$—
Foreign exchange contracts	(88,316)
Credit contracts	(16,439,640)
Equity contracts	—
Other contracts	—
Total	$(16,527,956)

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Floating Rate Strategy Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 23, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 23, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 23, 2009